Mergers, Acquisitions and Disposals	12 Months Ended
Dec. 31, 2019
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Mergers, Acquisitions and Disposals
Note 4. Mergers, Acquisitions and Disposals
4.1 Mergers and acquisitions
The Company has consummated certain mergers and acquisitions during 2019, 2018 and 2017; which were recorded using the acquisition method of accounting. The results of the acquired operations have been included in the consolidated financial statements since the date on which the Company obtained control of the business, as disclosed below. Therefore, the consolidated income statements and the consolidated statements of financial position in the year of such acquisitions are not comparable with previous periods. The consolidated statements of cash flows for the years ended December 31, 2019, 2018 and 2017 show the cash outflow and inflow for the merged and acquired operations net of the cash acquired related to those mergers and acquisitions.
4.1.1 Acquisitions of Coca-Cola FEMSA
Coca-Cola FEMSA finalized the allocation of the purchase price to the fair values of the identifiable assets acquired and liabilities assumed for acquisitions completed during the prior year, with no significant variations to the preliminary allocation to the fair value of the net assets acquired, which were included in its audited annual consolidated financial statements as at and for the year ended December 31, 2018, primarily related to the following: (1) acquisition of 100% of the Alimentos y Bebidas del Atlántico, S.A. (“ABASA”) in Guatemala, included in the Company results since May, 2018; (2) acquisition of 100% of Comercializadora y Distribuidora Los Volcanes, S.A. (“Los Volcanes”) in Guatemala included in the Company’ consolidated results beginning on May, 2018; and (3) acquisition of 100% of Montevideo Refrescos, S.R.L. (“MONRESA”) in Uruguay which is included in the consolidated financial results beginning on July 2018.

The final allocation on the purchase prices to the fair value of the net assets acquired is as follows:

	2018
Total current assets (including cash acquired of Ps. 860)	Ps.	1,864
Total non-current assets		4,031
Distribution rights		1,715

Total assets		7,610

Total liabilities		(3,691)

Net assets acquired		3,649

Goodwill (1)		2,903

Total consideration transferred		6,552

Cash acquired		(860)

Net cash paid	Ps.	5,692

(1)
As a result of the purchase price allocation which was finalized in 2019, additional fair value adjustments from those recognized in 2018 have been recognized as follows: decrease in total non-current
assets amounted to Ps. 236, distribution rights of Ps. 2,887 and increase in goodwill of Ps. 2,903.

Coca-Cola FEMSA expects to recover the registered amounts recorded as goodwill through the synergies related to the available production capacity.
The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2018 is as follows:

Income Statement	2018
Total revenues	Ps.	4,628
Income before income taxes		496
Net income	Ps.	413
4.1.2 Other acquisitions
During 2019, the Company completed acquisitions which in the aggregate amounted to Ps. 7,671. These acquisitions, among other smaller acquisitions, were primarily related to the following: 1) as of April 30, 2019, the Company completed through FEMSA Comercio S.A. de C.V., the acquisition of 100% of the Ecuadorian company Corporación Grupo FYBECA S.A. (“GPF”), pharmaceutic leader in Quito, Ecuador, mainly under the brands of Fybeca and SanaSana, which is included in the Company’s results since May, 2019; and (2) in December 2019, the Company completed through one of its logistic’s subsidiaries, the acquisition of 100% of Brazilian company AGV Group (“AGV”) founded in 1998, leader in integral logistic services in Brazil which operates a value-added warehousing and distribution platform of warehousing space located across 15 states in Brazil and over 2,600 employees.
The Company is in the process of finalizing the allocation of the purchase price to the fair values of the identifiable assets acquired and liabilities assumed. This process is expected to be completed for each acquisition within 12 months of the acquisition date.

The preliminary allocation on the aggregated purchase prices to the fair value of the net assets acquired is as follows:

	2019
Total current assets (including cash acquired of Ps. 389)	Ps.	4,085
Total non-current assets		5,250

Total assets		9,335

Total liabilities		8,153

Net assets acquired		1,182

Goodwill		6,542

Non-controlling interest		(53)

Total consideration transferred		7,671

Amount to be paid		(147)
Cash acquired		(389)
Net cash paid		7,135

During 2019, FEMSA Comercio has been allocated goodwill in the acquisitions in FEMSA Comercio- Health Division in Ecuador and Colombia. FEMSA Comercio expects to recover the amount recorded through synergies related to the adoption of the Company’s economic current value proposition, the ability to apply the successful operational processes and expansion planning designed for each unit.
The income statement information of these acquisitions for the period from the acquisition date through to December 31, 2019 is as follows:

Income Statement	2019
Total revenues	Ps.	8,594
Income before income taxes		37
Net loss	Ps.	1
Unaudited Pro Forma Financial Data
The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisitions of GPF and AGV; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.
Unaudited pro forma financial data for the acquisitions, is as follow:

	Unaudited pro forma financial information for the year ended December 31, 2019
Total revenues	Ps.	516,496
Income before income taxes and share of the profit of equity accounted investees		33,823
Net income		29,516

Basic net controlling interest income per share Series “B”	Ps.	1.11
Basic net controlling interest income per share Series “D”		1.38

On May 22, 2018, the Company acquired an additional 10% its participation in Café del Pacífico, S.A.P.I. de C.V. (“Caffenio”), a Mexican company founded in 1941 whose main activities includes the production of coffee and beverages formulas, commercialization of beverages and whole foods and trading of commercial contracts, for an amount of Ps. 370 and reaching a controlling interest of 50% of ownership, through an agreement with other shareholders assuming control of the subsidiary.
The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisitions of Coca-Cola FEMSA and Caffenio as if these acquisitions has occurred on January 1, 2018; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.
Unaudited pro forma financial data for the acquisitions, is as follow:

	Unaudited pro forma financial information for the year ended December 31, 2018
Total revenues	Ps.	473,420
Income before income taxes and share of the profit of equity accounted investees		34,266
Net income		33,521

Basic net controlling interest income per share Series “B”	Ps.	1.22
Basic net controlling interest income per share Series “D”		1.52

The following unaudited consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to (i) the acquisition of Coca-Cola FEMSA Philippines as if this acquisition has occurred on January 1, 2017; and (ii) certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired company.
Unaudited pro forma financial data for the acquisition included, is as follow:

	Unaudited pro forma financial information for the year ended December 31, 2017
Total revenues	Ps.	462,112
Income before income taxes and share of the profit of equity accounted investees		39,917
Net income		37,311

Basic net controlling interest income per share Series “B”	Ps.	2.12
Basic net controlling interest income per share Series “D”		2.65

4.2. Disposals
4.2.1 Discontinued operations
(Coca-Cola
FEMSA Philippines)
On August 16, 2018, Coca-Cola FEMSA announced its decision to exercise the put option to sell its 51% stake in CCFPI to The Coca-Cola Company. Such decision was approved by the Company’s board on August 6, 2018. Consequently beginning August 31, 2018 CCFPI had been classified as an asset held for sale and its operations as a discontinued operation in the financial statements for December 31, 2017 and 2018. Previously CCFPI represented the Asia division and was considered an independent segment until December 31, 2017. Coca-Cola FEMSA Philippines operations was sold on December 13, 2018. In addition, the income statement as of December 2017 was restated.
Income statement of discontinued operations
For the years ended December 31, 2018 and 2017, the income statement of discontinued operations was as follows:

	2018		2017
Total revenues	Ps.	24,167	Ps.	20,524
Cost of goods sold		17,360		12,346

Gross profit		6,807		8,178
Operating expenses		5,750		6,865
Other expenses, net		7		134
Financial income, net		(185)		(64)
Foreign exchange gain, net		(73)		(22)

Income before income taxes		1,308		1,265
Income taxes		466		370

Net income for discontinued operations	Ps.	842	Ps.	895
Less: non-controlling interest in discontinued operations		391		469

Controlling interest in discontinued operations	Ps.	451	Ps	. 426

Accumulated currency translation effect for the subsidiary disposal		(811)		2,830

Gain from sale		3,335		—

Net income for subsidiary disposal – controlling interest		2,975		3,256

Net income from discontinued operations	Ps.	3,366	Ps.	3,725

4.2.2 Heineken
During 2017, the Company sold a portion of its investment in Heineken Group, representing 5.2% of economic interest for Ps. 53,051 in an all cash transaction. With this transaction the Company took advantage of a Repatriation of Capital Decree issued by the Mexican government which was valid from January 19 until October 19, 2017; through this decree, a fiscal benefit was attributed to the Company due to repatriated resources obtained from the sale of shares. The Company recognized a gain of Ps. 29,989, as a result of the sales of shares within other income, which is the difference between the fair value of the consideration received and the book value of the net assets disposed. The gain is net of transaction related costs of Ps. 160 and includes reclassification from other comprehensive income of exchange differences on translation which amount to Ps. 6,632. Also, the Company reclassified from other comprehensive income to consolidated net income a total loss of Ps. 2,431, relating to the Company’s share of hedging reserve and translation reserve of Heineken investment attributable to the portion of shares sold. None of the Company’s other disposals was individually significant, see Note 20.